Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 504	$ 70	¥ 258